COMPREHENSIVE INCOME/LOSS (Tables)	12 Months Ended
Dec. 31, 2013
COMPREHENSIVE INCOME/LOSS
Schedule of total comprehensive income (loss)

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Net income (loss)	$(22,730)	$(35,579)	$11,777
Other Comprehensive income (loss)
Foreign currency translation	(13,759)	(3,272)	13,470

Total Comprehensive income (loss)	(36,489)	(38,851)	25,247

Comprehensive loss attributable to noncontrolling interests(1)	9	1,194	1,610

Comprehensive income (loss) attributable to UTStarcom Holdings Corp	$(36,480)	$(37,657)	$26,857

(1)
Comprehensive loss attributable to noncontrolling interests consisted solely of net loss.

Schedule of changes in noncontrolling interests

	Years ended December 31,
	2013	2012	2011
	(in thousands)
Balance at beginning of period	$814	$6,401	$8,011
Comprehensive loss attributable to noncontrolling interests	(9)	(1,194)	(1,610)
Noncontrolling interests reducing from deconsolidation	(805)	(4,393)	—

Balance at end of period	$—	$814	$6,401